S000001249 [Member] Expense Example - ARIZONA TAX-EXEMPT FUND - ARIZONA TAX-EXEMPT FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	$ 861